Statement of Additional Information
(SAI) Supplement

American Century Capital Portfolios, Inc. (SAI dated April 10, 2017 as revised September 12, 2017)
American Century Capital Portfolios, Inc. (SAI dated April 10, 2017)
American Century Capital Portfolios, Inc. (SAI dated July 31, 2017)
American Century Growth Funds, Inc. (SAI dated April 10, 2017)
American Century Mutual Funds, Inc. (SAI dated April 10, 2017)
American Century Strategic Asset Allocations, Inc. (SAI dated April 10, 2017)
American Century Variable Portfolios, Inc. (SAI dated September 22, 2017)
American Century World Mutual Funds, Inc. (SAI dated April 10, 2017)

Supplement dated October 19, 2017

The following replaces the entry for Thomas W. Bunn in the Independent Directors section of the Management table in each SAI.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Thomas W. Bunn (1953)	Director	Since 2017	Retired	81	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust) (2013 to 2016)

The Advisory Board section is deleted in each SAI.

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CL-SPL-93405